Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Subject to Fair Value Measurements on Recurring Basis
The following table summarizes the conclusions reached as of December 31, 2013:

	Balance as of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability — Series C-1 warrants	$37	$—	$—	$37
Derivative liability — common stock warrants	12,200	—	—	12,200
Total derivative liability	$12,237	$—	$—	$12,237

Summary of Reconciliation of Beginning and Ending Balances for Liabilities Measured at Fair Value on Recurring Basis
A reconciliation of the beginning and ending balances for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows:

Three Months Ended
March 31, 2014
Balance at beginning of period	$12,237
Issuance of warrants	544
Excess of fair value of warrants over proceeds	362
Adjustment to fair value	(3,145)
Balance at end of period	$9,998

A reconciliation of the beginning and ending balances for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows:

	Years Ended December 31,
	2014	2013
Balance at beginning of period	$12,237	$683
Issuance of warrants	544	5,382
Excess of fair value of warrants over proceeds	362	(1,714)
Adjustment to fair value	(10,442)	7,886
Reclassification to additional paid-in capital upon exercise of warrants	(2,701)	—
Balance at end of period	$—	$12,237